Savos Dynamic Hedging Fund
Schedule of Investments (Unaudited)
June 30, 2019

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS - 37.99%
	U.S. Treasury Bond
$3,500,000	7.250%, 08/15/2022	$4,084,336
	U.S. Treasury Note
1,700,000	1.125%, 12/31/2019	1,691,865
1,700,000	1.250%, 01/31/2020	1,691,733
7,000,000	1.375%, 02/15/2020	6,970,332
2,000,000	1.375%, 08/31/2020 (b)	1,987,891
1,700,000	1.750%, 10/31/2020	1,697,311
850,000	1.375%, 01/31/2021	844,156
850,000	2.125%, 01/31/2021	854,034
3,000,000	3.125%, 05/15/2021	3,074,356
3,000,000	1.375%, 05/31/2021	2,978,086
500,000	2.000%, 10/31/2021	503,096
2,500,000	1.750%, 02/28/2022	2,501,904
3,000,000	2.000%, 05/31/2024	3,035,566
1,000,000	2.000%, 02/15/2025	1,010,410
		28,840,740
	Total U.S. Treasury Obligations (Cost $32,637,191)	32,925,076
Number of Shares
	SHORT TERM INVESTMENTS - 55.71%
	Money Market Funds - 55.71%
48,269,067	DWS Government Money Market Series - Institutional Shares
	Effective yield 2.34% (a)	48,269,067
	Total Short Term Investments (Cost $48,269,067)	48,269,067

	Total Investments (Cost $80,906,258) - 93.70%	81,194,143
	Other Assets in Excess of Liabilities - 6.30%	5,457,071
	TOTAL NET ASSETS - 100.00%	$86,651,214

Percentages are stated as a percent of net assets.

(a)	Seven-day yield as of June 30, 2019.
(b)	All or a portion of this security is held as collateral for certain swap contracts.

Schedule of Open Futures Contracts (Unaudited)
June 30, 2019

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value and Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	565	83,173,650	Sep-19	$1,355,144

Total Open Futures Contracts				$1,355,144

Schedule of Total Return Swaps (Unaudited)
June 30, 2019

Pay/Receive Total Return on Reference Index	Index	Financing Rate	Notional Amount	Maturity Date	Payment Frequency	Counterparty	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	Barclays SDCON Strategy (Dynamic Volatility Index)(a)	Variable(b)	$8,200,140	8/30/2019	Quarterly	Barclays	$8,678,774	$-	$478,634
Receive	Goldman Sachs Volatility Carry US Series 77 Excess Return Strategy(c)	Fixed(d)	4,273,845	9/13/2019	Monthly	Goldman Sachs	4,272,635	-	(1,210)

Total Total Return Swaps							$12,951,409	$-	$477,424

(a)A custom index comprised of the following: (Component 1) S&P 500 VIX Short-Term Futures Index ER ("VIX"), and (Component 2) S&P 500 Total Return Index. The allocation at June 30, 2019, was 0.00% in Component 1 and 100% in Component 2.

(b) For Component 1: 75 basis points ("bps") if the ratio of the 3-month VIX to the 1-month VIX exceeds 1.00, otherwise 25 bps. For Component 2: USD 3-month LIBOR +56 bps. The financing rate as of June 30, 2019 was 2.88%.

(c) The underlying position for this derivative is a custom basket of options. The fifty largest components of the basket as of June 30, 2019 are shown below, as well as any other component of the basket that exceeds 1% of the total value of the basket:

(d)25 bps per annum.

Contracts	Call Options Written	Notional Value	Value	Percentage of Custom Basket
178	S&P 500 ETF Trust, Expiration: September 20, 2019, Strike Price: $2,950.00	$ 524,981	$ 13,010	1.73%
189	S&P 500 ETF Trust, Expiration: August 16, 2019, Strike Price: $2,935.00	557,361	11,643	1.55%
125	S&P 500 ETF Trust, Expiration: August 16, 2019, Strike Price: $2,900.00	367,129	10,595	1.41%
123	S&P 500 ETF Trust, Expiration: August 16, 2019, Strike Price: $2,910.00	362,370	9,596	1.28%
83	S&P 500 ETF Trust, Expiration: August 16, 2019, Strike Price: $2,860.00	243,489	9,506	1.27%
256	S&P 500 ETF Trust, Expiration: July 19, 2019, Strike Price: $2,955.00	752,674	7,382	0.98%
147	S&P 500 ETF Trust, Expiration: September 20, 2019, Strike Price: $3,005.00	433,391	6,372	0.85%
59	S&P 500 ETF Trust, Expiration: August 16, 2019, Strike Price: $2,870.00	174,916	6,368	0.85%
80	S&P 500 ETF Trust, Expiration: September 20, 2019, Strike Price: $2,940.00	234,389	6,294	0.84%
40	S&P 500 ETF Trust, Expiration: August 16, 2019, Strike Price: $2,810.00	117,560	6,218	0.83%
116	S&P 500 ETF Trust, Expiration: September 20, 2019, Strike Price: $2,985.00	342,289	6,184	0.83%
45	S&P 500 ETF Trust, Expiration: August 16, 2019, Strike Price: $2,835.00	133,161	6,102	0.81%
38	S&P 500 ETF Trust, Expiration: August 16, 2019, Strike Price: $2,805.00	110,964	6,028	0.80%
174	S&P 500 ETF Trust, Expiration: July 19, 2019, Strike Price: $2,945.00	511,092	5,977	0.80%
53	S&P 500 ETF Trust, Expiration: August 16, 2019, Strike Price: $2,875.00	155,039	5,444	0.73%
43	S&P 500 ETF Trust, Expiration: August 16, 2019, Strike Price: $2,845.00	125,430	5,402	0.72%
132	S&P 500 ETF Trust, Expiration: July 19, 2019, Strike Price: $2,935.00	388,379	5,327	0.71%
50	S&P 500 ETF Trust, Expiration: August 16, 2019, Strike Price: $2,885.00	147,635	4,808	0.64%
42	S&P 500 ETF Trust, Expiration: September 20, 2019, Strike Price: $2,890.00	124,220	4,750	0.63%
62	S&P 500 ETF Trust, Expiration: August 16, 2019, Strike Price: $2,915.00	183,575	4,649	0.62%
27	S&P 500 ETF Trust, Expiration: September 20, 2019, Strike Price: $2,820.00	79,260	4,455	0.59%
58	S&P 500 ETF Trust, Expiration: August 16, 2019, Strike Price: $2,920.00	170,440	4,122	0.55%
68	S&P 500 ETF Trust, Expiration: September 20, 2019, Strike Price: $2,975.00	200,197	3,981	0.53%
65	S&P 500 ETF Trust, Expiration: September 20, 2019, Strike Price: $2,970.00	189,955	3,958	0.53%
24	S&P 500 ETF Trust, Expiration: September 20, 2019, Strike Price: $2,825.00	70,536	3,869	0.52%
30	S&P 500 ETF Trust, Expiration: September 20, 2019, Strike Price: $2,870.00	87,627	3,782	0.50%
37	S&P 500 ETF Trust, Expiration: September 20, 2019, Strike Price: $2,910.00	107,867	3,614	0.48%
37	S&P 500 ETF Trust, Expiration: July 19, 2019, Strike Price: $2,870.00	108,199	3,248	0.43%
46	S&P 500 ETF Trust, Expiration: September 20, 2019, Strike Price: $2,955.00	135,373	3,217	0.43%
32	S&P 500 ETF Trust, Expiration: August 16, 2019, Strike Price: $2,880.00	93,212	3,153	0.42%
55	S&P 500 ETF Trust, Expiration: August 16, 2019, Strike Price: $2,945.00	162,823	3,061	0.41%
54	S&P 500 ETF Trust, Expiration: September 20, 2019, Strike Price: $2,980.00	158,472	3,006	0.40%
21	S&P 500 ETF Trust, Expiration: September 20, 2019, Strike Price: $2,860.00	62,715	2,865	0.38%
75	S&P 500 ETF Trust, Expiration: July 19, 2019, Strike Price: $2,940.00	219,631	2,785	0.37%
	Total Call Options Written		$ 190,771	25.42%

Contracts	Put Options Written	Notional Value	Value	Percentage of Custom Basket
147	S&P 500 ETF Trust, Expiration: September 20, 2019, Strike Price: $2,905.00	$ 433,391	$ 9,289	1.24%
97	S&P 500 ETF Trust, Expiration: September 20, 2019, Strike Price: $2,850.00	285,971	4,700	0.63%
254	S&P 500 ETF Trust, Expiration: July 19, 2019, Strike Price: $2,875.00	745,969	4,412	0.59%
87	S&P 500 ETF Trust, Expiration: September 20, 2019, Strike Price: $2,845.00	254,697	4,082	0.54%
58	S&P 500 ETF Trust, Expiration: September 20, 2019, Strike Price: $2,915.00	171,329	3,853	0.51%
68	S&P 500 ETF Trust, Expiration: September 20, 2019, Strike Price: $2,875.00	200,197	3,709	0.50%
57	S&P 500 ETF Trust, Expiration: September 20, 2019, Strike Price: $2,900.00	166,469	3,480	0.46%
61	S&P 500 ETF Trust, Expiration: September 20, 2019, Strike Price: $2,885.00	178,682	3,474	0.46%
117	S&P 500 ETF Trust, Expiration: August 16, 2019, Strike Price: $2,845.00	344,132	3,439	0.46%
65	S&P 500 ETF Trust, Expiration: September 20, 2019, Strike Price: $2,870.00	189,955	3,435	0.46%
56	S&P 500 ETF Trust, Expiration: September 20, 2019, Strike Price: $2,890.00	163,607	3,259	0.43%
54	S&P 500 ETF Trust, Expiration: September 20, 2019, Strike Price: $2,880.00	158,472	3,006	0.40%
122	S&P 500 ETF Trust, Expiration: July 19, 2019, Strike Price: $2,905.00	359,892	2,936	0.39%
63	S&P 500 ETF Trust, Expiration: August 16, 2019, Strike Price: $2,910.00	184,233	2,843	0.38%
109	S&P 500 ETF Trust, Expiration: August 16, 2019, Strike Price: $2,825.00	321,727	2,822	0.38%
	Total Put Options Written		58,739	7.83%

	TOTAL OPTIONS WRITTEN		249,510	33.25%
	TOTAL CASH		362,276	48.28%
	ALL OTHER BASKET COMPONENTS		138,610	18.47%
	TOTAL NET ASSETS OF BASKET		$ 750,396	100.00%

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$ -	$ 32,925,076	$ -	$ 32,925,076
Short Term Investments	48,269,067	-	-	48,269,067
Total Investments	$ 48,269,067	$ 32,925,076	$ -	$ 81,194,143

Other Financial Instruments*
Futures	$ 1,355,144	$ -	$ -	$ 1,355,144
Swaps	-	477,424	-	477,424

* Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps.  Futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.